SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2022

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 36.7%
Communication Services — 1.9%
AT&T
9.150%, 02/01/2023	$600	$606
3.690%, SOFRINDX + 0.640%, 03/25/2024 (A)	650	646
NTT Finance
0.373%, 03/03/2023 (B)	2,300	2,266
Sky
3.125%, 11/26/2022 (B)	350	350
Take-Two Interactive Software
3.300%, 03/28/2024	525	510
Verizon Communications
3.787%, SOFRINDX + 0.790%, 03/20/2026 (A)	500	488
3.532%, SOFRINDX + 0.500%, 03/22/2024 (A)	500	496
Warnermedia Holdings
3.428%, 03/15/2024 (B)	750	723

		6,085

Consumer Discretionary — 3.8%
7-Eleven
0.625%, 02/10/2023 (B)	3,530	3,487
American Honda Finance MTN
0.875%, 07/07/2023	300	291
Daimler Trucks Finance North America LLC
4.058%, U.S. SOFR + 1.000%, 04/05/2024 (A)(B)	450	449
3.722%, U.S. SOFR + 0.750%, 12/13/2024 (A)(B)	600	592
General Motors Financial
4.250%, 05/15/2023	525	522
3.679%, U.S. SOFR + 0.620%, 10/15/2024 (A)	2,895	2,809
3.672%, U.S. SOFR + 0.760%, 03/08/2024 (A)	500	491
GSK Consumer Healthcare Capital US LLC
3.024%, 03/24/2024 (B)	420	405
Home Depot
4.000%, 09/15/2025	45	44
Howard University
2.801%, 10/01/2023	380	370
Hyatt Hotels
1.300%, 10/01/2023	175	168
Hyundai Capital America MTN
0.800%, 04/03/2023 (B)	450	441
Nordstrom
2.300%, 04/08/2024	210	197
Starbucks
3.107%, SOFRINDX + 0.420%, 02/14/2024 (A)	345	344

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Volkswagen Group of America Finance LLC
3.125%, 05/12/2023 (B)	$1,275	$1,260

		11,870

Consumer Staples — 1.4%
Coca-Cola Europacific Partners PLC
0.500%, 05/05/2023 (B)	975	951
Conagra Brands
0.500%, 08/11/2023	325	313
Constellation Brands
3.600%, 05/09/2024	350	342
JDE Peet's
0.800%, 09/24/2024 (B)	500	454
Keurig Dr Pepper
0.750%, 03/15/2024	2,010	1,894
Mondelez International
2.125%, 03/17/2024	290	278

		4,232

Energy — 1.3%
ConocoPhillips
2.125%, 03/08/2024	450	433
Enbridge
3.342%, SOFRINDX + 0.630%, 02/16/2024 (A)	775	766
EQT
5.678%, 10/01/2025	400	395
Phillips 66
3.700%, 04/06/2023	285	284
Pioneer Natural Resources
0.550%, 05/15/2023	830	810
Saudi Arabian Oil
1.250%, 11/24/2023 (B)	200	192
Saudi Arabian Oil MTN
2.875%, 04/16/2024 (B)	1,230	1,185
Southern Natural Gas LLC
0.625%, 04/28/2023 (B)	285	277

		4,342

Financials — 15.6%
AIG Global Funding
0.800%, 07/07/2023 (B)	315	306
American Express
3.950%, 08/01/2025	325	312
3.375%, 05/03/2024	350	339
0.750%, 11/03/2023	2,005	1,921
Aon
2.200%, 11/15/2022	140	140
Athene Global Funding
3.488%, SOFRINDX + 0.700%, 05/24/2024 (A)(B)	825	809

SEI Daily Income Trust / Quarterly Report / October 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Banco Santander
3.892%, 05/24/2024	$400	$388
Bank of America
3.750%, U.S. SOFR + 0.690%, 04/22/2025 (A)	650	639
3.722%, U.S. SOFR + 0.660%, 02/04/2025 (A)	510	501
Bank of America MTN
3.342%, BSBY3M + 0.430%, 05/28/2024 (A)	575	566
1.486%, U.S. SOFR + 1.460%, 05/19/2024 (A)	300	293
Bank of Montreal
3.262%, SOFRINDX + 0.350%, 12/08/2023 (A)	600	596
Bank of Montreal MTN
3.592%, SOFRINDX + 0.620%, 09/15/2026 (A)	675	646
3.378%, SOFRINDX + 0.320%, 07/09/2024 (A)	325	320
Bank of Nova Scotia
3.442%, U.S. SOFR + 0.380%, 07/31/2024 (A)	650	642
Banque Federative du Credit Mutuel
4.524%, 07/13/2025 (B)	250	242
Brighthouse Financial Global Funding MTN
3.819%, U.S. SOFR + 0.760%, 04/12/2024 (A)(B)	445	440
Canadian Imperial Bank of Commerce
3.823%, U.S. SOFR + 0.800%, 03/17/2023 (A)	500	500
3.363%, SOFRINDX + 0.400%, 12/14/2023 (A)	575	571
Capital One Financial
4.985%, U.S. SOFR + 2.160%, 07/24/2026 (A)	250	240
3.602%, U.S. SOFR + 0.690%, 12/06/2024 (A)	425	414
Citigroup
3.754%, U.S. SOFR + 0.694%, 01/25/2026 (A)	350	339
3.731%, U.S. SOFR + 0.669%, 05/01/2025 (A)	250	245
Citizens Bank
4.119%, U.S. SOFR + 1.395%, 05/23/2025 (A)	250	244
CNA Financial
7.250%, 11/15/2023	200	205
Commonwealth Bank of Australia
3.492%, U.S. SOFR + 0.520%, 06/15/2026 (A)(B)	425	416

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Corebridge Financial
3.500%, 04/04/2025 (B)	$230	$217
Credit Suisse NY
4.750%, 08/09/2024	250	237
3.452%, SOFRINDX + 0.390%, 02/02/2024 (A)	2,280	2,189
0.520%, 08/09/2023	650	616
Deutsche Bank NY
3.931%, U.S. SOFR + 1.219%, 11/16/2027 (A)	550	473
3.137%, U.S. SOFR + 0.500%, 11/08/2023 (A)	600	592
Discover Bank
3.350%, 02/06/2023	1,750	1,741
DNB Bank
2.968%, SOFRINDX + 0.810%, 03/28/2025 (A)(B)	275	263
Equitable Financial Life Global Funding
3.449%, U.S. SOFR + 0.390%, 04/06/2023 (A)(B)	575	573
Fifth Third Bank
5.852%, U.S. SOFR + 1.230%, 10/27/2025 (A)	470	471
Fifth Third Bank MTN
1.800%, 01/30/2023	250	248
GA Global Funding Trust
3.438%, U.S. SOFR + 0.500%, 09/13/2024 (A)(B)	1,745	1,691
Goldman Sachs Group
3.759%, U.S. SOFR + 0.700%, 01/24/2025 (A)	425	418
3.492%, U.S. SOFR + 0.620%, 12/06/2023 (A)	425	422
3.429%, U.S. SOFR + 0.500%, 09/10/2024 (A)	250	245
3.200%, 02/23/2023	1,315	1,308
0.627%, U.S. SOFR + 0.538%, 11/17/2023 (A)	425	424
HSBC Bank Canada
0.950%, 05/14/2023 (B)	2,775	2,716
HSBC Holdings PLC
7.336%, U.S. SOFR + 3.030%, 11/03/2026 (A)	300	301
3.600%, 05/25/2023	850	841
3.326%, U.S. SOFR + 0.580%, 11/22/2024 (A)	425	410
Huntington National Bank
4.008%, U.S. SOFR + 1.205%, 05/16/2025 (A)	250	244
Jackson Financial
1.125%, 11/22/2023	425	405

SEI Daily Income Trust / Quarterly Report / October 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
JPMorgan Chase
3.944%, U.S. SOFR + 0.885%, 04/22/2027 (A)	$650	$627
3.621%, U.S. SOFR + 0.580%, 06/23/2025 (A)	325	318
3.560%, U.S. SOFR + 0.580%, 03/16/2024 (A)	500	496
3.388%, U.S. SOFR + 0.535%, 06/01/2025 (A)	400	391
KeyBank
3.396%, U.S. SOFR + 0.340%, 01/03/2024 (A)	575	570
3.283%, SOFRINDX + 0.320%, 06/14/2024 (A)	400	395
KeyCorp MTN
3.878%, U.S. SOFR + 1.250%, 05/23/2025 (A)	290	281
Macquarie Bank MTN
0.441%, 12/16/2022 (B)	325	323
Macquarie Group MTN
3.769%, U.S. SOFR + 0.710%, 10/14/2025 (A)(B)	425	412
MassMutual Global Funding II
3.419%, U.S. SOFR + 0.360%, 04/12/2024 (A)(B)	400	396
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (B)	448	437
Mitsubishi UFJ Financial Group
4.788%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.700%, 07/18/2025 (A)	325	319
Mizuho Financial Group
3.627%, ICE LIBOR USD 3 Month + 0.630%, 05/25/2024 (A)	775	768
Morgan Stanley
3.620%, U.S. SOFR + 1.160%, 04/17/2025 (A)	350	338
0.731%, U.S. SOFR + 0.616%, 04/05/2024 (A)	250	244
Morgan Stanley MTN
4.875%, 11/01/2022	625	625
3.750%, 02/25/2023	2,170	2,162
Nasdaq
0.445%, 12/21/2022	250	249
National Bank of Canada
0.750%, 08/06/2024	325	299
Nationwide Building Society
2.000%, 01/27/2023 (B)	375	372
0.550%, 01/22/2024 (B)	400	375
NatWest Markets PLC
3.213%, U.S. SOFR + 0.530%, 08/12/2024 (A)(B)	490	480

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nordea Bank Abp
1.000%, 06/09/2023 (B)	$300	$292
Pacific Life Global Funding II
0.500%, 09/23/2023 (B)	400	384
PNC Financial Services Group
5.671%, SOFRINDX + 1.090%, 10/28/2025 (A)	425	425
Principal Life Global Funding II
3.509%, U.S. SOFR + 0.450%, 04/12/2024 (A)(B)	170	169
3.173%, U.S. SOFR + 0.380%, 08/23/2024 (A)(B)	665	656
Protective Life Global Funding
1.082%, 06/09/2023 (B)	255	249
Royal Bank of Canada MTN
3.511%, SOFRINDX + 0.450%, 10/26/2023 (A)	400	398
Skandinaviska Enskilda Banken
0.550%, 09/01/2023 (B)	250	241
Societe Generale
4.351%, 06/13/2025 (B)	500	483
4.109%, U.S. SOFR + 1.050%, 01/21/2026 (A)(B)	425	406
Sumitomo Mitsui Trust Bank MTN
3.403%, U.S. SOFR + 0.440%, 09/16/2024 (A)(B)	500	496
Toronto-Dominion Bank MTN
3.519%, U.S. SOFR + 0.590%, 09/10/2026 (A)	425	411
3.279%, U.S. SOFR + 0.350%, 09/10/2024 (A)	500	493
3.225%, U.S. SOFR + 0.355%, 03/04/2024 (A)	575	569
Truist Financial MTN
3.321%, U.S. SOFR + 0.400%, 06/09/2025 (A)	400	391
UBS
0.700%, 08/09/2024 (B)	400	367
UBS MTN
3.014%, U.S. SOFR + 0.360%, 02/09/2024 (A)(B)	400	397
USAA Capital
1.500%, 05/01/2023 (B)	525	516

		47,539

Health Care — 3.8%
AmerisourceBergen
0.737%, 03/15/2023	200	197
AstraZeneca PLC
0.300%, 05/26/2023	650	634

SEI Daily Income Trust / Quarterly Report / October 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Baxter International
3.253%, SOFRINDX + 0.440%, 11/29/2024 (A)	$425	$414
Bristol-Myers Squibb
3.250%, 02/20/2023	409	408
0.537%, 11/13/2023	425	406
Cigna
3.750%, 07/15/2023	1,775	1,757
3.050%, 11/30/2022	350	350
0.613%, 03/15/2024	190	179
Elevance Health
2.950%, 12/01/2022	575	574
Humana
0.650%, 08/03/2023	1,700	1,642
Illumina
0.550%, 03/23/2023	400	393
PerkinElmer
0.550%, 09/15/2023	600	577
Royalty Pharma PLC
0.750%, 09/02/2023	700	671
SSM Health Care
3.688%, 06/01/2023	970	962
Stryker
0.600%, 12/01/2023	230	219
Takeda Pharmaceutical
4.400%, 11/26/2023	495	490
Thermo Fisher Scientific
3.589%, SOFRINDX + 0.530%, 10/18/2024 (A)	1,810	1,790

		11,663

Industrials — 1.2%
AerCap Ireland Capital DAC
3.733%, U.S. SOFR + 0.680%, 09/29/2023 (A)	700	685
Air Lease MTN
3.643%, ICE LIBOR USD 3 Month + 0.350%, 12/15/2022 (A)	500	500
Boeing
4.508%, 05/01/2023	1,245	1,240
1.167%, 02/04/2023	475	470
Cargill
1.375%, 07/23/2023 (B)	300	292
Carlisle
0.550%, 09/01/2023	175	168
DAE Funding LLC MTN
1.550%, 08/01/2024 (B)	450	408

		3,763

Information Technology — 1.9%
Fidelity National Information Services
0.375%, 03/01/2023	425	418

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hewlett Packard Enterprise
4.450%, 10/02/2023	$250	$248
Microchip Technology
0.972%, 02/15/2024	375	353
Qorvo
1.750%, 12/15/2024 (B)	340	310
Salesforce
0.625%, 07/15/2024	1,560	1,453
Skyworks Solutions
0.900%, 06/01/2023	855	831
TD SYNNEX
1.250%, 08/09/2024	650	601
VMware
1.000%, 08/15/2024	1,445	1,332
0.600%, 08/15/2023	400	385

		5,931

Materials — 0.3%
Celanese US Holdings LLC
5.900%, 07/05/2024	325	320
Martin Marietta Materials
0.650%, 07/15/2023	480	464
Sherwin-Williams
4.050%, 08/08/2024	250	245

		1,029

Utilities — 5.5%
American Electric Power
4.920%, ICE LIBOR USD 3 Month + 0.480%, 11/01/2023 (A)	1,060	1,053
Atmos Energy
0.625%, 03/09/2023	425	419
CenterPoint Energy
3.337%, SOFRINDX + 0.650%, 05/13/2024 (A)	325	318
CenterPoint Energy Resources
3.600%, ICE LIBOR USD 3 Month + 0.500%, 03/02/2023 (A)	368	367
0.700%, 03/02/2023	1,555	1,533
Dominion Energy
3.823%, ICE LIBOR USD 3 Month + 0.530%, 09/15/2023 (A)	1,445	1,440
2.450%, 01/15/2023 (B)	550	547
DTE Energy
0.550%, 11/01/2022	475	475
Duke Energy
3.179%, U.S. SOFR + 0.250%, 06/10/2023 (A)	500	497
Eversource Energy
2.800%, 05/01/2023	810	800

SEI Daily Income Trust / Quarterly Report / October 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mississippi Power
3.351%, U.S. SOFR + 0.300%, 06/28/2024 (A)	$350	$343
NextEra Energy Capital Holdings
3.462%, SOFRINDX + 0.400%, 11/03/2023 (A)	705	697
3.393%, SOFRINDX + 0.540%, 03/01/2023 (A)	375	374
3.254%, ICE LIBOR USD 3 Month + 0.270%, 02/22/2023 (A)	575	574
2.940%, 03/21/2024	450	436
OGE Energy
0.703%, 05/26/2023	245	239
Pacific Gas and Electric
3.837%, SOFRINDX + 1.150%, 11/14/2022 (A)	415	415
3.250%, 02/16/2024	350	338
1.700%, 11/15/2023	275	263
PPL Electric Utilities
3.891%, ICE LIBOR USD 3 Month + 0.250%, 09/28/2023 (A)	875	872
3.380%, U.S. SOFR + 0.330%, 06/24/2024 (A)	465	459
Public Service Enterprise Group
0.841%, 11/08/2023	2,370	2,257
Southern California Edison
3.884%, SOFRINDX + 0.830%, 04/01/2024 (A)	960	952
Southern California Gas
3.620%, ICE LIBOR USD 3 Month + 0.350%, 09/14/2023 (A)	970	966
Tampa Electric
3.875%, 07/12/2024	325	317

		16,951

Total Corporate Obligations
(Cost $116,209) ($ Thousands)		113,405

ASSET-BACKED SECURITIES — 22.5%
Automotive — 10.9%

American Credit Acceptance Receivables Trust, Ser 2021-2, Cl B
0.680%, 05/13/2025 (B)	40	40
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl B
0.660%, 02/13/2026 (B)	239	238
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl A
0.450%, 09/15/2025 (B)	140	139

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
American Credit Acceptance Receivables Trust, Ser 2022-1, Cl A
0.990%, 12/15/2025 (B)	$297	$292
American Credit Acceptance Receivables Trust, Ser 2022-2, Cl A
2.660%, 02/13/2026 (B)	374	370
AmeriCredit Automobile Receivables Trust, Ser 2019-3, Cl C
2.320%, 07/18/2025	425	417
ARI Fleet Lease Trust, Ser 2021-A, Cl A2
0.370%, 03/15/2030 (B)	93	91
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/2031 (B)	875	855
Avid Automobile Receivables Trust, Ser 2021-1, Cl A
0.610%, 01/15/2025 (B)	41	40
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A2A
3.740%, 09/15/2025	565	559
Carmax Auto Owner Trust, Ser 2019-3, Cl C
2.600%, 06/16/2025	375	363
Carmax Auto Owner Trust, Ser 2021-1, Cl A3
0.340%, 12/15/2025	750	720
Carmax Auto Owner Trust, Ser 2021-2, Cl A3
0.520%, 02/17/2026	625	599
Carmax Auto Owner Trust, Ser 2022-2, Cl A2A
2.810%, 05/15/2025	125	123
Carmax Auto Owner Trust, Ser 2022-3, Cl A2A
3.810%, 09/15/2025	560	553
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	637	600
Carvana Auto Receivables Trust, Ser 2021-N2, Cl A1
0.320%, 03/10/2028	16	16
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	88	82
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	246	234
Carvana Auto Receivables Trust, Ser 2021-P3, Cl A2
0.380%, 01/10/2025	98	97
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (B)	440	414
Chesapeake Funding II LLC, Ser 2018-3A, Cl A1
3.390%, 01/15/2031 (B)	–	–

SEI Daily Income Trust / Quarterly Report / October 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Chesapeake Funding II LLC, Ser 2019-2A, Cl A1
1.950%, 09/15/2031 (B)	$87	$87
Chesapeake Funding II LLC, Ser 2021-1A, Cl A2
3.642%, ICE LIBOR USD 1 Month + 0.230%, 04/15/2033 (A)(B)	162	161
CPS Auto Receivables Trust, Ser 2021-B, Cl B
0.810%, 12/15/2025 (B)	398	394
CPS Auto Receivables Trust, Ser 2021-C, Cl B
0.840%, 07/15/2025 (B)	823	810
CPS Auto Receivables Trust, Ser 2022-A, Cl A
0.980%, 04/16/2029 (B)	686	673
Credit Acceptance Auto Loan Trust, Ser 2020-1A, Cl A
2.010%, 02/15/2029 (B)	60	60
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (B)	250	235
Donlen Fleet Lease Funding 2 LLC, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (B)	251	241
Drive Auto Receivables Trust, Ser 2021-1, Cl B
0.650%, 07/15/2025	121	120
DT Auto Owner Trust, Ser 2020-1A, Cl C
2.290%, 11/17/2025 (B)	438	435
DT Auto Owner Trust, Ser 2020-3A, Cl B
0.910%, 12/16/2024 (B)	415	413
DT Auto Owner Trust, Ser 2021-1A, Cl B
0.620%, 09/15/2025 (B)	460	455
DT Auto Owner Trust, Ser 2021-2A, Cl A
0.410%, 03/17/2025 (B)	46	45
DT Auto Owner Trust, Ser 2021-2A, Cl B
0.810%, 01/15/2027 (B)	220	214
DT Auto Owner Trust, Ser 2021-3A, Cl A
0.330%, 04/15/2025 (B)	184	181
DT Auto Owner Trust, Ser 2021-4A, Cl A
0.560%, 09/15/2025 (B)	561	550
Enterprise Fleet Financing LLC, Ser 2019-2, Cl A2
2.290%, 02/20/2025 (B)	29	29
Enterprise Fleet Financing LLC, Ser 2021-2, Cl A2
0.480%, 05/20/2027 (B)	191	182
Enterprise Fleet Financing LLC, Ser 2022-2, Cl A2
4.650%, 05/21/2029 (B)	1,250	1,226

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (B)	$80	$79
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A2
0.440%, 12/21/2026 (B)	774	747
Exeter Automobile Receivables Trust, Ser 2018-3A, Cl D
4.350%, 06/17/2024 (B)	85	85
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl B
0.570%, 09/15/2025	392	388
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl A2
2.190%, 11/17/2025	285	284
Exeter Automobile Receivables Trust, Ser 2022-4A, Cl A2
3.990%, 08/15/2024	180	180
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl A2
5.290%, 01/15/2025	550	549
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (B)	151	142
FHF Trust, Ser 2022-1A, Cl A
4.430%, 01/18/2028 (B)	350	341
First Investors Auto Owner Trust, Ser 2021-1A, Cl A
0.450%, 03/16/2026 (B)	352	347
First Investors Auto Owner Trust, Ser 2022-1A, Cl A
2.030%, 01/15/2027 (B)	1,918	1,865
Flagship Credit Auto Trust, Ser 2020-3, Cl A
0.700%, 04/15/2025 (B)	7	7
Flagship Credit Auto Trust, Ser 2020-4, Cl A
0.530%, 04/15/2025 (B)	47	47
Flagship Credit Auto Trust, Ser 2021-1, Cl A
0.310%, 06/16/2025 (B)	71	70
Flagship Credit Auto Trust, Ser 2021-2, Cl A
0.370%, 12/15/2026 (B)	167	165
Flagship Credit Auto Trust, Ser 2021-2, Cl B
0.930%, 06/15/2027 (B)	285	269
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/2027 (B)	161	155
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (B)	480	457
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A2
0.400%, 04/15/2025 (B)	41	41
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A3
0.810%, 05/15/2026 (B)	130	126

SEI Daily Income Trust / Quarterly Report / October 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl A2
1.150%, 09/15/2025 (B)	$94	$92
Foursight Capital Automobile Receivables Trust, Ser 2022-2, Cl A2
4.490%, 03/16/2026 (B)	530	523
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl B
0.820%, 04/15/2025 (B)	174	173
GLS Auto Receivables Issuer Trust, Ser 2021-2A, Cl A
0.310%, 11/15/2024 (B)	5	5
GLS Auto Receivables Issuer Trust, Ser 2021-2A, Cl B
0.770%, 09/15/2025 (B)	390	383
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl A
0.420%, 01/15/2025 (B)	185	184
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl A2
4.590%, 05/15/2026 (B)	190	188
Harley-Davidson Motorcycle Trust, Ser 2022-A, Cl A2A
2.450%, 05/15/2025	794	785
Hyundai Auto Lease Securitization Trust, Ser 2021-A, Cl B
0.610%, 10/15/2025 (B)	550	532
JPMorgan Chase Bank, Ser 2020-1, Cl B
0.991%, 01/25/2028 (B)	169	166
JPMorgan Chase Bank, Ser 2020-2, Cl B
0.840%, 02/25/2028 (B)	417	406
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026 (B)	363	349
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027 (B)	260	255
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (B)	444	427
Prestige Auto Receivables Trust, Ser 2021-1A, Cl A2
0.550%, 09/16/2024 (B)	137	136
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032 (B)	1,076	1,070
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl B
0.770%, 12/15/2025 (B)	175	170
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl C
1.460%, 09/15/2025	41	40

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl C
1.010%, 01/15/2026	$544	$537
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl C
0.750%, 02/17/2026	875	859
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/2025	135	134
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl B
0.600%, 12/15/2025	235	232
Santander Drive Auto Receivables Trust, Ser 2021-4, Cl C
1.260%, 02/16/2027	1,900	1,810
Santander Drive Auto Receivables Trust, Ser 2022-3, Cl A2
2.760%, 03/17/2025	1,077	1,069
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A2
3.980%, 01/15/2025	260	258
Santander Retail Auto Lease Trust, Ser 2021-B, Cl A2
0.310%, 01/22/2024 (B)	91	90
Tricolor Auto Securitization Trust, Ser 2021-1A, Cl A
0.740%, 04/15/2024 (B)	38	38
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl A
3.300%, 02/18/2025 (B)	172	170
UNIFY Auto Receivables Trust, Ser 2021-1A, Cl A3
0.510%, 06/16/2025 (B)	269	266
United Auto Credit Securitization Trust, Ser 2022-1, Cl A
1.110%, 07/10/2024 (B)	97	96
United Auto Credit Securitization Trust, Ser 2022-1, Cl B
2.100%, 03/10/2025 (B)	440	430
United Auto Credit Securitization Trust, Ser 2022-2, Cl A
4.390%, 04/10/2025 (B)	531	527
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl E
4.020%, 04/15/2025 (B)	560	555
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl B
0.640%, 03/16/2026 (B)	400	391
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl A2A
0.320%, 04/15/2025 (B)	98	97

SEI Daily Income Trust / Quarterly Report / October 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl B
0.620%, 07/15/2026 (B)	$220	$212
World Omni Auto Receivables Trust, Ser 2021-C, Cl A3
0.440%, 08/17/2026	265	251
		33,603

Credit Card — 0.8%

Capital One Multi-Asset Execution Trust, Ser 2021-A3, Cl A3
1.040%, 11/15/2026	425	392
CARDS II Trust, Ser 2021-1A, Cl A
0.602%, 04/15/2027 (B)	900	843
Evergreen Credit Card Trust, Ser 2022-CRT1, Cl B
5.610%, 07/15/2026 (B)	500	487
Mercury Financial Credit Card Master Trust, Ser 2021-1A, Cl A
1.540%, 03/20/2026 (B)	510	482
Synchrony Card Funding LLC, Ser 2022-A1, Cl A
3.370%, 04/15/2028	335	323
		2,527

Miscellaneous Business Services — 10.8%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
4.266%, ICE LIBOR USD 1 Month + 0.680%, 01/25/2035 (A)	31	30
Affirm Asset Securitization Trust, Ser 2020-Z1, Cl A
3.460%, 10/15/2024 (B)	34	34
Affirm Asset Securitization Trust, Ser 2020-Z2, Cl A
1.900%, 01/15/2025 (B)	94	91
Affirm Asset Securitization Trust, Ser 2021-B, Cl A
1.030%, 08/17/2026 (B)	355	333
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025 (B)	316	306
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (B)	171	165
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (B)	421	408
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (B)	237	228

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028 (B)	$185	$183
Apidos CLO XII, Ser 2018-12A, Cl AR
5.159%, ICE LIBOR USD 3 Month + 1.080%, 04/15/2031 (A)(B)	600	589
Apidos CLO XV, Ser 2018-15A, Cl A1RR
5.253%, ICE LIBOR USD 3 Month + 1.010%, 04/20/2031 (A)(B)	530	520
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (B)	181	164
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A2
1.230%, 05/15/2026 (B)	190	184
Avant Loans Funding Trust, Ser 2021-REV1, Cl A
1.210%, 07/15/2030 (B)	275	258
Barings CLO, Ser 2018-3A, Cl A1
5.193%, ICE LIBOR USD 3 Month + 0.950%, 07/20/2029 (A)(B)	218	213
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	112	107
Benefit Street Partners CLO X, Ser 2021-10A, Cl X
4.843%, ICE LIBOR USD 3 Month + 0.600%, 04/20/2034 (A)(B)	41	41
Benefit Street Partners CLO XII, Ser 2021-12A, Cl A1R
5.029%, ICE LIBOR USD 3 Month + 0.950%, 10/15/2030 (A)(B)	600	587
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (B)	512	476
BHG Securitization Trust, Ser 2022-B, Cl A
3.750%, 06/18/2035 (B)	533	524
BHG Securitization Trust, Ser 2022-C, Cl A
5.320%, 10/17/2035 (B)	149	147
BSPRT Mortgage Trust, Ser 2022-FL8, Cl A
4.291%, SOFR30A + 1.500%, 02/15/2037 (A)(B)	425	410
Carbone CLO, Ser 2017-1A, Cl A1
5.383%, ICE LIBOR USD 3 Month + 1.140%, 01/20/2031 (A)(B)	250	245
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
5.049%, ICE LIBOR USD 3 Month + 0.970%, 04/17/2031 (A)(B)	648	631
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
5.223%, ICE LIBOR USD 3 Month + 0.980%, 07/20/2031 (A)(B)	421	412

SEI Daily Income Trust / Quarterly Report / October 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (B)	$134	$129
CIFC Funding, Ser 2017-1A, Cl ARR
5.435%, ICE LIBOR USD 3 Month + 1.110%, 01/22/2031 (A)(B)	325	318
CIFC Funding, Ser 2018-2A, Cl A1
5.283%, ICE LIBOR USD 3 Month + 1.040%, 04/20/2031 (A)(B)	300	293
CIFC Funding, Ser 2018-3A, Cl AR
5.097%, ICE LIBOR USD 3 Month + 0.870%, 04/19/2029 (A)(B)	362	353
Cloud Pass-Through Trust, Ser 2019-1A, Cl CLOU
3.554%, 12/05/2022 (A)(B)	–	–
CNH Equipment Trust, Ser 2019-A, Cl B
3.340%, 07/15/2026	825	821
CNH Equipment Trust, Ser 2019-B, Cl B
2.870%, 11/16/2026	500	495
CNH Equipment Trust, Ser 2022-B, Cl A2
3.940%, 12/15/2025	140	138
Crossroads Asset Trust, Ser 2021-A, Cl A2
0.820%, 03/20/2024 (B)	84	83
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (B)	606	553
Dell Equipment Finance Trust, Ser 2022-2, Cl A2
4.030%, 07/22/2027 (B)	355	351
Dewolf Park CLO, Ser 2021-1A, Cl AR
4.999%, ICE LIBOR USD 3 Month + 0.920%, 10/15/2030 (A)(B)	600	587
Dext ABS, Ser 2021-1, Cl A
1.120%, 02/15/2028 (B)	167	159
DLLMT LLC, Ser 2021-1A, Cl A2
0.600%, 03/20/2024 (B)	208	205
DLLST LLC, Ser 2022-1A, Cl A2
2.790%, 01/22/2024 (B)	390	385
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (B)	80	78
Ford Credit Floorplan Master Owner Trust A, Ser 2019-2, Cl B
3.250%, 04/15/2026	400	384
FREED ABS Trust, Ser 2022-1FP, Cl A
0.940%, 03/19/2029 (B)	30	30
Goldentree Loan Management US CLO 2, Ser 2021-2A, Cl AR
5.153%, ICE LIBOR USD 3 Month + 0.910%, 11/20/2030 (A)(B)	400	390
GreatAmerica Leasing Receivables Funding LLC, Ser 2021-2, Cl A2
0.380%, 03/15/2024 (B)	291	285

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (B)	$97	$91
HPEFS Equipment Trust, Ser 2021-2A, Cl B
0.610%, 09/20/2028 (B)	225	214
Hpefs Equipment Trust, Ser 2022-3A, Cl A3
5.430%, 08/20/2029 (B)	355	354
HPS Loan Management, Ser 2021-19, Cl XR
4.958%, ICE LIBOR USD 3 Month + 0.600%, 01/25/2034 (A)(B)	61	61
John Deere Owner Trust, Ser 2022-B, Cl A2
3.730%, 06/16/2025	750	740
KKR CLO 11, Ser 2017-11, Cl AR
5.259%, ICE LIBOR USD 3 Month + 1.180%, 01/15/2031 (A)(B)	325	318
KKR CLO 21, Ser 2018-21, Cl A
5.079%, ICE LIBOR USD 3 Month + 1.000%, 04/15/2031 (A)(B)	465	455
Kubota Credit Owner Trust, Ser 2020-2A, Cl A3
0.590%, 10/15/2024 (B)	90	88
LCM XXIII, Ser 2020-23A, Cl A1R
5.313%, ICE LIBOR USD 3 Month + 1.070%, 10/20/2029 (A)(B)	496	485
LCM XXIV, Ser 2021-24A, Cl AR
5.223%, ICE LIBOR USD 3 Month + 0.980%, 03/20/2030 (A)(B)	525	513
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
5.278%, ICE LIBOR USD 3 Month + 1.000%, 07/21/2030 (A)(B)	496	488
Madison Park Funding XXX, Ser 2018-30A, Cl A
4.829%, ICE LIBOR USD 3 Month + 0.750%, 04/15/2029 (A)(B)	837	818
Magnetite VIII, Ser 2018-8A, Cl AR2
5.059%, ICE LIBOR USD 3 Month + 0.980%, 04/15/2031 (A)(B)	678	664
Magnetite XVI, Ser 2018-16A, Cl AR
4.994%, ICE LIBOR USD 3 Month + 0.800%, 01/18/2028 (A)(B)	474	467
Marlette Funding Trust, Ser 2021-2A, Cl A
0.510%, 09/15/2031 (B)	21	21
Marlette Funding Trust, Ser 2021-3A, Cl A
0.650%, 12/15/2031 (B)	90	88
Marlette Funding Trust, Ser 2022-1A, Cl A
1.360%, 04/15/2032 (B)	418	408
Marlette Funding Trust, Ser 2022-2A, Cl A
4.250%, 08/15/2032 (B)	118	116
Marlette Funding Trust, Ser 2022-3A, Cl A
5.180%, 11/15/2032 (B)	229	227

SEI Daily Income Trust / Quarterly Report / October 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
MF1, Ser 2022-FL8, Cl A
4.244%, SOFR30A + 1.350%, 02/19/2037 (A)(B)	$400	$384
MMAF Equipment Finance LLC, Ser 2019-A, Cl A3
2.840%, 11/13/2023 (B)	4	4
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A2
0.380%, 08/14/2023 (B)	26	26
MMAF Equipment Finance LLC, Ser 2021-A, Cl A3
0.560%, 06/13/2028 (B)	110	102
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (B)	480	432
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (B)	561	474
Navient Student Loan Trust, Ser 2018-1A, Cl A2
3.936%, ICE LIBOR USD 1 Month + 0.350%, 03/25/2067 (A)(B)	–	–
Neuberger Berman Loan Advisers CLO 25, Ser 2021-25A, Cl AR
5.124%, ICE LIBOR USD 3 Month + 0.930%, 10/18/2029 (A)(B)	910	893
Neuberger Berman Loan Advisers CLO 26, Ser 2021-26A, Cl AR
5.114%, ICE LIBOR USD 3 Month + 0.920%, 10/18/2030 (A)(B)	600	587
NYCTL Trust, Ser 2019-A, Cl A
2.190%, 11/10/2032 (B)	32	31
NYCTL Trust, Ser 2022-A, Cl A
2.100%, 11/10/2034 (B)	588	561
OCP CLO, Ser 2018-5A, Cl A1R
5.407%, ICE LIBOR USD 3 Month + 1.080%, 04/26/2031 (A)(B)	135	132
OHA Credit Funding 10, Ser 2021-10A, Cl X
4.944%, ICE LIBOR USD 3 Month + 0.750%, 01/18/2036 (A)(B)	396	396
OZLM VII, Ser 2018-7RA, Cl A1R
5.089%, ICE LIBOR USD 3 Month + 1.010%, 07/17/2029 (A)(B)	430	424
OZLM VIII, Ser 2021-8A, Cl A1R3
5.059%, ICE LIBOR USD 3 Month + 0.980%, 10/17/2029 (A)(B)	336	329
Palmer Square Loan Funding, Ser 2021-4A, Cl A1
4.879%, ICE LIBOR USD 3 Month + 0.800%, 10/15/2029 (A)(B)	717	702
PFS Financing, Ser 2020-A, Cl A
1.270%, 06/15/2025 (B)	365	355

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
PFS Financing, Ser 2020-E, Cl A
1.000%, 10/15/2025 (B)	$740	$706
PFS Financing, Ser 2020-G, Cl A
0.970%, 02/15/2026 (B)	750	705
SCF Equipment Leasing LLC, Ser 2021-1A, Cl A2
0.420%, 08/20/2026 (B)	41	41
SCF Equipment Leasing LLC, Ser 2022-1A, Cl A2
2.060%, 02/22/2028 (B)	574	554
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
5.479%, ICE LIBOR USD 3 Month + 1.400%, 04/15/2031 (A)(B)	468	463
Sierra Timeshare Receivables Funding LLC, Ser 2018-2A, Cl A
3.500%, 06/20/2035 (B)	147	144
Sierra Timeshare Receivables Funding LLC, Ser 2018-3A, Cl A
3.690%, 09/20/2035 (B)	498	490
SoFi Consumer Loan Program, Ser 2021-1, Cl A
0.490%, 09/25/2030 (B)	145	141
Structured Asset Investment Loan Trust, Ser 2005-6, Cl M2
4.366%, ICE LIBOR USD 1 Month + 0.780%, 07/25/2035 (A)	2	2
Symphony CLO XIV, Ser 2019-14A, Cl AR
4.961%, ICE LIBOR USD 3 Month + 0.950%, 07/14/2026 (A)(B)	30	30
Symphony CLO XVIII, Ser 2021-18A, Cl X
5.075%, ICE LIBOR USD 3 Month + 0.750%, 07/23/2033 (A)(B)	262	261
Symphony Static CLO I, Ser 2021-1A, Cl A
5.188%, ICE LIBOR USD 3 Month + 0.830%, 10/25/2029 (A)(B)	493	483
Upstart Securitization Trust, Ser 2020-3, Cl A
1.702%, 11/20/2030 (B)	1	1
Upstart Securitization Trust, Ser 2021-2, Cl A
0.910%, 06/20/2031 (B)	144	140
Upstart Securitization Trust, Ser 2021-4, Cl A
0.840%, 09/20/2031 (B)	258	247
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	–	–
Verizon Owner Trust, Ser 2020-B, Cl A
0.470%, 02/20/2025	415	408
Verizon Owner Trust, Ser 2020-B, Cl B
0.680%, 02/20/2025	220	209

SEI Daily Income Trust / Quarterly Report / October 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Verizon Owner Trust, Ser 2020-C, Cl A
0.410%, 04/21/2025	$425	$417
Vibrant CLO VI, Ser 2021-6A, Cl AR
4.477%, ICE LIBOR USD 3 Month + 0.950%, 06/20/2029 (A)(B)	260	256
Volvo Financial Equipment LLC, Ser 2020-1A, Cl A3
0.510%, 10/15/2024 (B)	251	245
Voya CLO, Ser 2018-2A, Cl A1R
5.292%, TSFR3M + 1.232%, 04/25/2031 (A)(B)	475	463
Voya CLO, Ser 2020-1A, Cl AR
5.139%, ICE LIBOR USD 3 Month + 1.060%, 04/15/2031 (A)(B)	575	562
Voya CLO, Ser 2020-2A, Cl A1RR
5.099%, ICE LIBOR USD 3 Month + 1.020%, 04/17/2030 (A)(B)	474	466
		33,205

Total Asset-Backed Securities
(Cost $71,064) ($ Thousands)		69,335

U.S. TREASURY OBLIGATIONS — 19.3%
U.S. Cash Management Bill
3.235%, 01/10/2023 (C)	1,000	993
U.S. Treasury Bill - WI Post Auction
3.132%, 01/03/2023 (C)	300	298
U.S. Treasury Bills
3.209%, 03/02/2023 (C)	1,800	1,775
3.051%, 07/13/2023 (C)	1,000	970
2.532%, 01/05/2023 (C)	1,500	1,490
1.705%, 01/26/2023 (C)(D)	6,500	6,438
1.616%, 03/23/2023 (C)	1,825	1,795
U.S. Treasury Notes
2.875%, 06/15/2025	2,000	1,923
2.500%, 05/31/2024	2,000	1,935
2.000%, 04/30/2024	3,350	3,222
0.500%, 03/15/2023	3,475	3,426
0.375%, 04/15/2024	8,475	7,967
0.250%, 06/15/2024	4,600	4,288
0.125%, 05/15/2023	13,800	13,478
0.125%, 08/15/2023	2,500	2,413
0.125%, 10/15/2023	3,915	3,750
0.125%, 12/15/2023	3,600	3,424

Total U.S. Treasury Obligations
(Cost $60,526) ($ Thousands)		59,585

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 12.1%
Agency Mortgage-Backed Obligations — 1.9%
FHLMC
3.277%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.082%, 02/01/2030(A)	$4	$4
FHLMC Multifamily Structured Pass-Through Certificates, Cl A
2.770%, 05/25/2025	300	284
FHLMC Multifamily Structured Pass-Through Certificates, Cl A2
3.458%, 08/25/2023(A)	1,682	1,661
2.905%, 04/25/2024	1,780	1,729
FHLMC REMIC, Ser 2013-4272, Cl YG
2.000%, 11/15/2026	89	87
FHLMC REMIC, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	222	213
FHLMC REMIC, Ser 2014-4387, Cl DA
3.000%, 01/15/2032	61	60
FHLMC REMIC, Ser 2017-4721, Cl HV
3.500%, 09/15/2030	228	226
FNMA
6.000%, 01/01/2027	4	4
5.500%, 12/01/2023 to 12/01/2024	2	2
5.000%, 02/01/2023 to 03/01/2025	–	–
4.045%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.045%, 05/01/2028(A)	–	–
3.500%, 08/01/2032	306	291
3.016%, ICE LIBOR USD 6 Month + 1.837%, 09/01/2024(A)	4	4
3.000%, 10/01/2030 to 12/01/2030	560	526
2.983%, ICE LIBOR USD 6 Month + 1.774%, 09/01/2024(A)	1	1
2.465%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.215%, 01/01/2029(A)	3	3
2.249%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.120%, 11/01/2025(A)	–	–
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/2023	–	–
FNMA REMIC, Ser 2001-33, Cl FA
4.036%, ICE LIBOR USD 1 Month + 0.450%, 07/25/2031(A)	3	3
FNMA REMIC, Ser 2002-64, Cl FG
3.693%, ICE LIBOR USD 1 Month + 0.250%, 10/18/2032(A)	–	1
FNMA REMIC, Ser 2012-137, Cl UE
1.750%, 09/25/2041	112	104
FNMA REMIC, Ser 2013-97, Cl KA
3.000%, 11/25/2031	21	21

SEI Daily Income Trust / Quarterly Report / October 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2014-M8, Cl A2
3.056%, 06/25/2024(A)	$418	$404
FNMA, Ser 2017-M13, Cl FA
3.414%, ICE LIBOR USD 1 Month + 0.400%, 10/25/2024(A)	34	34
GNMA, Ser 2015-56, Cl LB
1.500%, 04/16/2040	153	149

		5,811
Non-Agency Mortgage-Backed Obligations — 10.2%
Angel Oak Mortgage Trust LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048(A)(B)	4	4
Angel Oak Mortgage Trust LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048(A)(B)	11	11
Angel Oak Mortgage Trust LLC, Ser 2019-2, Cl A1
3.628%, 03/25/2049(A)(B)	4	4
Angel Oak Mortgage Trust LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049(A)(B)	17	17
Angel Oak Mortgage Trust LLC, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	33	31
Angel Oak Mortgage Trust LLC, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(B)	147	133
Angel Oak Mortgage Trust LLC, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(B)	188	169
Angel Oak Mortgage Trust LLC, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(B)	111	101
Angel Oak Mortgage Trust LLC, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(B)	95	88
Angel Oak Mortgage Trust LLC, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(B)	278	210
Angel Oak Mortgage Trust LLC, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(B)	255	194
Angel Oak Mortgage Trust LLC, Ser 2021-5, Cl A1
0.951%, 07/25/2066(A)(B)	447	336
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(B)	105	96
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
3.946%, 07/25/2035(A)	26	24

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.302%, 11/25/2035(A)	$4	$4
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
4.387%, ICE LIBOR USD 1 Month + 0.975%, 08/15/2036(A)(B)	320	312
BBCMS Mortgage Trust, Ser 2020-C8, Cl A1
0.601%, 10/15/2053	397	365
Bear Stearns ARM Trust, Ser 2005-3, Cl 2A1
3.883%, 06/25/2035(A)	15	15
Bear Stearns ARM Trust, Ser 2005-6, Cl 3A1
3.650%, 08/25/2035(A)	33	30
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	320	292
BFLD Trust, Ser 2020-OBRK, Cl A
5.462%, ICE LIBOR USD 1 Month + 2.050%, 11/15/2028(A)(B)	325	321
BPR Trust, Ser 2021-TY, Cl A
4.462%, ICE LIBOR USD 1 Month + 1.050%, 09/15/2038(A)(B)	960	908
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	82	78
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	134	122
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	127	119
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	234	209
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	85	81
BWAY Mortgage Trust, Ser 2015-1515, Cl A1
2.809%, 03/10/2033(B)	151	144
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
4.332%, ICE LIBOR USD 1 Month + 0.920%, 10/15/2036(A)(B)	529	518
BX Commercial Mortgage Trust, Ser 2019-XL, Cl B
4.492%, ICE LIBOR USD 1 Month + 1.080%, 10/15/2036(A)(B)	374	363
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl B
4.283%, ICE LIBOR USD 1 Month + 0.870%, 06/15/2038(A)(B)	620	586

SEI Daily Income Trust / Quarterly Report / October 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
4.064%, ICE LIBOR USD 1 Month + 0.652%, 05/15/2038(A)(B)	$345	$327
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
4.112%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(A)(B)	275	261
BX Trust, Ser 2021-LGCY, Cl A
3.918%, ICE LIBOR USD 1 Month + 0.506%, 10/15/2023(A)(B)	600	566
BX Trust, Ser 2022-LBA6, Cl A
4.376%, TSFR1M + 1.000%, 01/15/2039(A)(B)	375	356
BX, Ser 2021-MFM1, Cl B
4.362%, ICE LIBOR USD 1 Month + 0.950%, 01/15/2034(A)(B)	550	521
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	540	512
CFMT LLC, Ser 2022-EBO2, Cl A
3.169%, 07/25/2054(A)(B)	115	112
Chase Mortgage Finance, Ser 2021-CL1, Cl M1
4.197%, SOFR30A + 1.200%, 02/25/2050(A)(B)	268	226
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057(A)(B)	12	12
Citigroup Commercial Mortgage Trust, Ser 2015-P1, Cl AAB
3.470%, 09/15/2048	327	317
Citigroup Commercial Mortgage Trust, Ser 2016-P3, Cl AAB
3.127%, 04/15/2049	510	489
Citigroup Commercial Mortgage Trust, Ser 2019-SMRT, Cl A
4.149%, 01/10/2036(B)	275	267
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
3.545%, 09/25/2034(A)	7	6
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
3.052%, 03/25/2036(A)	38	29
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
3.182%, 02/25/2058(A)(B)	115	110
CML Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
4.126%, ICE LIBOR USD 1 Month + 0.540%, 02/25/2035(A)	7	6
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	150	120

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	$100	$89
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(B)	47	44
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	202	158
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	271	213
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(B)	90	78
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	498	392
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	459	364
COMM Mortgage Trust, Ser 2014-CR18, Cl ASB
3.452%, 07/15/2047	243	241
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	10	10
COMM Mortgage Trust, Ser 2015-CR23, Cl A2
2.852%, 05/10/2048	185	185
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049(B)(E)	341	313
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	219	178
CSMC Trust, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(B)	359	283
CSMC Trust, Ser 2021-NQM4, Cl A1
1.101%, 05/25/2066(A)(B)	395	308
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	69	62
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	88	73
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A1
2.739%, 11/25/2059(A)(B)	25	23
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(B)	48	42
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(B)	53	41

SEI Daily Income Trust / Quarterly Report / October 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	$146	$113
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
4.114%, ICE LIBOR USD 1 Month + 0.701%, 11/15/2038(A)(B)	530	502
Extended Stay America Trust, Ser 2021-ESH, Cl B
4.793%, ICE LIBOR USD 1 Month + 1.380%, 07/15/2038(A)(B)	244	232
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
8.586%, ICE LIBOR USD 1 Month + 5.000%, 11/25/2024(A)	110	111
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
9.486%, ICE LIBOR USD 1 Month + 5.900%, 10/25/2028(A)	274	285
FREMF Mortgage Trust, Ser 2013-K28, Cl B
3.462%, 06/25/2046(A)(B)	200	197
FREMF Mortgage Trust, Ser 2013-K32, Cl B
3.531%, 10/25/2046(A)(B)	655	645
FREMF Mortgage Trust, Ser 2013-K33, Cl B
3.495%, 08/25/2046(A)(B)	1,100	1,080
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065(B)(E)	65	58
GCAT Trust, Ser 2021-CM1, Cl A
1.469%, 04/25/2065(A)(B)	291	274
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(B)	128	107
GCAT Trust, Ser 2021-NQM3, Cl A1
1.091%, 05/25/2066(A)(B)	233	187
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(B)	705	525
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.173%, 11/19/2035(A)	65	55
GS Mortgage Securities Trust, Cl A
4.107%, TSFR1M + 0.731%, 08/15/2036(A)(B)	45	44
GS Mortgage Securities Trust, Ser 2015-GS1, Cl AAB
3.553%, 11/10/2048	84	81
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	204	194
GS Mortgage Securities Trust, Ser 2019-SL1, Cl A1
2.625%, 01/25/2059(A)(B)	38	37

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
3.157%, 07/25/2035(A)	$81	$47
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.984%, 05/25/2037(A)	58	33
Impac CMB Trust, Ser 2004-9, Cl 1A1
4.346%, ICE LIBOR USD 1 Month + 0.760%, 01/25/2035(A)	12	11
Impac CMB Trust, Ser 2005-2, Cl 1A1
4.106%, ICE LIBOR USD 1 Month + 0.520%, 04/25/2035(A)	16	15
Impac CMB Trust, Ser 2005-3, Cl A1
4.066%, ICE LIBOR USD 1 Month + 0.480%, 08/25/2035(A)	17	15
Impac CMB Trust, Ser 2005-5, Cl A1
4.226%, ICE LIBOR USD 1 Month + 0.320%, 08/25/2035(A)	12	11
Impac CMB Trust, Ser 2005-8, Cl 1A
4.106%, ICE LIBOR USD 1 Month + 0.520%, 02/25/2036(A)	37	34
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	325	264
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	229	171
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	232	180
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C26, Cl ASB
3.288%, 01/15/2048	245	238
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/2048	112	108
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C32, Cl A2
2.816%, 11/15/2048	67	67
JPMorgan Chase Bank, Ser 2021-CL1, Cl M1
4.297%, SOFR30A + 1.300%, 03/25/2051(A)(B)	417	376
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
3.961%, 08/25/2035(A)	15	13
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
3.346%, 05/25/2037(A)	33	28
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.792%, 10/25/2029(A)(B)	115	107

SEI Daily Income Trust / Quarterly Report / October 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
4.336%, ICE LIBOR USD 1 Month + 0.750%, 04/25/2046(A)(B)	$107	$103
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
4.212%, ICE LIBOR USD 1 Month + 0.800%, 05/15/2036(A)(B)	190	186
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(B)	449	445
LSTAR Securities Investment, Ser 2019-4, Cl A1
7.268%, ICE LIBOR USD 1 Month + 3.500%, 05/01/2024(A)(B)	191	185
Merrill Lynch Mortgage Backed Securities Trust, Ser 2007-3, Cl 2A1
3.509%, 06/25/2037(A)	41	26
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	65	62
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065(A)(B)	62	59
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(B)	78	71
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	154	134
MFA Trust, Ser 2021-NQM1, Cl A1
1.153%, 04/25/2065(A)(B)	165	142
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(B)	197	148
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
4.513%, ICE LIBOR USD 1 Month + 1.101%, 04/15/2038(A)(B)	1,670	1,584
MHP, Ser 2021-STOR, Cl A
4.112%, ICE LIBOR USD 1 Month + 0.700%, 07/15/2038(A)(B)	155	147
MHP, Ser 2022-MHIL, Cl A
4.190%, TSFR1M + 0.815%, 01/15/2027(A)(B)	199	188
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(B)	82	80
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	52	50
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.477%, 04/25/2066(A)(B)	350	330
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	152	140

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C19, Cl ASB
3.326%, 12/15/2047	$81	$79
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Cl ASB
3.150%, 03/15/2048	151	147
Morgan Stanley Capital I Trust, Ser 2019-H6, Cl A2
3.228%, 06/15/2052	800	766
MortgageIT Trust, Ser 2005-5, Cl A1
4.106%, ICE LIBOR USD 1 Month + 0.520%, 12/25/2035(A)	34	32
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	102	96
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	241	224
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.939%, 09/25/2057(A)(B)	115	108
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	35	31
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	67	60
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(B)	93	87
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	372	298
OBX Trust, Ser 2018-1, Cl A2
4.236%, ICE LIBOR USD 1 Month + 0.650%, 06/25/2057(A)(B)	17	16
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	300	231
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(B)	509	395
Paragon Mortgages No. 12 PLC, Ser 2006-12A, Cl A2C
3.125%, ICE LIBOR USD 3 Month + 0.220%, 11/15/2038(A)(B)	58	54
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(B)(E)	122	108
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	45	42
RFMSI Trust, Ser 2007-SA3, Cl 2A1
4.560%, 07/27/2037(A)	46	36

SEI Daily Income Trust / Quarterly Report / October 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
4.029%, ICE LIBOR USD 1 Month + 0.540%, 01/20/2035(A)	$6	$6
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	9	9
SG Residential Mortgage Trust, Ser 2021-1, Cl A1
1.160%, 07/25/2061(A)(B)	449	351
SREIT Trust, Ser 2021-MFP, Cl B
4.492%, ICE LIBOR USD 1 Month + 1.080%, 11/15/2038(A)(B)	475	448
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(B)	146	135
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(B)	16	15
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	39	37
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(B)	65	60
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(B)	268	214
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056(A)(B)	133	130
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057(A)(B)	130	128
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(B)	162	153
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
3.434%, ICE LIBOR USD 1 Month + 0.600%, 02/25/2057(A)(B)	136	134
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	65	62
Towd Point Mortgage Trust, Ser 2018-1, Cl A1
3.000%, 01/25/2058(A)(B)	42	40
Towd Point Mortgage Trust, Ser 2019-HY3, Cl A1A
4.586%, ICE LIBOR USD 1 Month + 1.000%, 10/25/2059(A)(B)	385	378
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	477	445

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2022-EBO1, Cl A
2.161%, 01/25/2052(A)(B)	$262	$256
TRK Trust, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	217	180
TTAN, Ser 2021-MHC, Cl B
4.513%, ICE LIBOR USD 1 Month + 1.100%, 03/15/2038(A)(B)	272	256
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(B)(E)	39	37
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(A)(B)	64	61
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(B)(E)	27	26
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(B)(E)	85	79
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	255	198
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	128	99
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	157	126
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(B)	235	212
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	226	206
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	124	113
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
3.092%, 03/25/2036(A)	50	45
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	222	215
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	163	158

		31,566
Total Mortgage-Backed Securities
(Cost $40,968) ($ Thousands)		37,377

SEI Daily Income Trust / Quarterly Report / October 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 3.9%
California — 0.7%
Golden State, Tobacco Securitization, RB
0.672%, 06/01/2023	$985	$959
Los Angeles Community College District, Ser C-2, GO
3.800%, 02/01/2023	1,190	1,188

		2,147

Connecticut — 0.2%
Connecticut State, Ser A, GO
2.000%, 07/01/2023	510	501

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, Sub-Ser D-SUBORDINATE, RB
1.672%, 10/01/2023	320	311

Illinois — 0.0%
Chicago, Transit Authority, Sales Tax Receipts Fund, Ser B, RB
1.708%, 12/01/2022	135	135

Massachusetts — 0.2%
Massachusetts State, School Building Authority, Sub-Ser B, RB
2.078%, 10/15/2023	765	745

New York — 2.2%
City of New York New York, Ser D-2, GO
1.150%, 03/01/2023	1,055	1,044
New York City Housing Development, RB
2.324%, 01/01/2023	1,130	1,126
New York City Transitional Finance Authority Building Aid Revenue, Sub-Ser S-1B, RB
0.380%, 07/15/2023	2,200	2,132
New York State, Dormitory Authority, RB
0.267%, 03/15/2023	590	580
Port Authority of New York & New Jersey, Ser AAA, RB
1.086%, 07/01/2023	1,830	1,785

		6,667

South Carolina — 0.3%
South Carolina State, Public Service Authority, Ser E, RB
3.722%, 12/01/2023	1,100	1,085

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia — 0.2%
Virginia College Building Authority, RB
2.660%, 02/01/2023	$525	$522

Total Municipal Bonds
(Cost $12,330) ($ Thousands)		12,113

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.3%
FHLMC
4.050%, 07/21/2025	1,680	1,650
4.050%, 08/28/2025	860	841
4.000%, 12/30/2024	950	933
4.000%, 02/28/2025	1,700	1,674
2.940%, 11/24/2023	535	524
2.250%, 03/25/2025	1,775	1,674
FHLMC MTN
5.080%, 10/25/2024	1,350	1,349
FNMA
3.875%, 08/28/2024	1,700	1,678

Total U.S. Government Agency Obligations
(Cost $10,546) ($ Thousands)		10,323

COMMERCIAL PAPER — 1.3%
Mid-America Apartments
3.570%, 11/01/2022 (B)(C)	1,540	1,540
S&P Global
3.650%, 11/01/2022 (B)(C)	2,350	2,350

Total Commercial Paper
(Cost $3,890) ($ Thousands)		3,890

REPURCHASE AGREEMENT — 0.6%
BNP Paribas
3.030%, dated 10/31/2022 to be repurchased on 11/01/2022, repurchase price $1,900,160 (collateralized by U.S. Government obligations, ranging in par value $400 - $935,200, 1.375% - 4.500%, 05/31/2024 – 10/01/2052; with total market value $1,938,072) (F)	1,900	1,900
Total Repurchase Agreement
(Cost $1,900) ($ Thousands)		1,900

Total Investments in Securities — 99.7%
(Cost $317,433) ($ Thousands)		$307,928

SEI Daily Income Trust / Quarterly Report / October 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2022

Ultra Short Duration Bond Fund (Concluded)

A list of the open futures contracts held by the fund at October 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	23	Dec-2022	$4,801	$4,701	$(100)

Short Contracts
U.S. 5-Year Treasury Note	(6)	Dec-2022	$(667)	$(639)	$28
U.S. 10-Year Treasury Note	(15)	Dec-2022	(1,759)	(1,660)	99
			(2,426)	(2,299)	127
			$2,375	$2,402	$27

Percentages are based on Net Assets of $308,729 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2022, the value of these securities amounted to $112,905 ($ Thousands), representing 36.6% of the Net Assets of the Fund.

(C)	Interest rate represents the security's effective yield at the time of purchase.
(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(F)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	113,405	–	113,405
Asset-Backed Securities	–	69,335	–	69,335
U.S. Treasury Obligations	–	59,585	–	59,585
Mortgage-Backed Securities	–	37,377	–	37,377
Municipal Bonds	–	12,113	–	12,113
U.S. Government Agency Obligations	–	10,323	–	10,323
Commercial Paper	–	3,890	–	3,890
Repurchase Agreement	–	1,900	–	1,900
Total Investments in Securities	–	307,928	–	307,928

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	127	–	–	127
Unrealized Depreciation	(100)	–	–	(100)
Total Other Financial Instruments	27	–	–	27

*	Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2022

Short-Duration Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 54.8%
U.S. Treasury Notes
2.875%, 06/15/2025	$21,125	$20,306
2.750%, 05/15/2025	42,300	40,565
2.625%, 06/30/2023	35,397	34,979
2.500%, 04/30/2024	6,240	6,048
2.500%, 05/31/2024	30,875	29,875
1.750%, 05/15/2023 (A)	76,575	75,453
1.000%, 12/15/2024	59,075	54,963
0.250%, 05/15/2024	53,025	49,591
0.250%, 06/15/2024	51,925	48,402

Total U.S. Treasury Obligations
(Cost $375,157) ($ Thousands)		360,182

MORTGAGE-BACKED SECURITIES — 48.4%
Agency Mortgage-Backed Obligations — 45.0%
FHLMC
4.500%, 11/01/2022 to 12/01/2039	1,309	1,276
4.188%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.246%, 07/01/2024(B)	2	2
4.000%, 01/01/2033	4,200	4,060
3.500%, 01/01/2029 to 05/01/2035	17,762	17,057
3.348%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.236%, 04/01/2029(B)	2	2
3.316%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.111%, 12/01/2023(B)	25	24
3.278%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.269%, 06/01/2024(B)	–	–
3.000%, 11/01/2036 to 12/01/2046	6,972	6,190
2.852%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.364%, 06/01/2024(B)	1	1
2.500%, 02/01/2032	964	897
2.468%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.122%, 12/01/2023(B)	3	3
2.379%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.199%, 05/01/2024(B)	2	2
1.500%, 09/01/2041	594	470
FHLMC Multifamily Structured Pass-Through Certificates, Cl X1, IO
1.591%, 01/25/2030(B)	12,386	1,091
0.779%, 03/25/2028(B)	7,591	219
0.748%, 06/25/2027(B)	17,902	494
0.638%, 10/25/2026(B)	23,497	454
0.584%, 01/25/2031(B)	13,583	490

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
0.517%, 03/25/2031(B)	$10,174	$330
FHLMC Multifamily Structured Pass-Through Certificates, Cl A
3.643%, ICE LIBOR USD 1 Month + 0.500%, 10/25/2026(B)	3,999	3,964
3.633%, ICE LIBOR USD 1 Month + 0.490%, 02/25/2026(B)	2,905	2,882
3.623%, ICE LIBOR USD 1 Month + 0.480%, 04/25/2026(B)	4,029	4,001
3.493%, ICE LIBOR USD 1 Month + 0.350%, 08/25/2024(B)	621	619
FHLMC Multifamily Structured Pass-Through Certificates, Cl A1
2.598%, 01/25/2025	4,436	4,309
FHLMC REMIC, Ser 2003-2571, Cl FY
4.162%, ICE LIBOR USD 1 Month + 0.750%, 12/15/2032(B)	2,124	2,122
FHLMC REMIC, Ser 2006-3148, Cl CF
3.812%, ICE LIBOR USD 1 Month + 0.400%, 02/15/2034(B)	86	85
FHLMC REMIC, Ser 2006-3153, Cl FX
3.762%, ICE LIBOR USD 1 Month + 0.350%, 05/15/2036(B)	63	62
FHLMC REMIC, Ser 2006-3174, Cl FA
3.712%, ICE LIBOR USD 1 Month + 0.300%, 04/15/2036(B)	1,224	1,198
FHLMC REMIC, Ser 2006-3219, Cl EF
3.812%, ICE LIBOR USD 1 Month + 0.400%, 04/15/2032(B)	1,886	1,859
FHLMC REMIC, Ser 2007-3339, Cl HF
3.932%, ICE LIBOR USD 1 Month + 0.520%, 07/15/2037(B)	1,831	1,808
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	679	655
FHLMC REMIC, Ser 2011-3788, Cl FA
3.942%, ICE LIBOR USD 1 Month + 0.530%, 01/15/2041(B)	2,587	2,555
FHLMC REMIC, Ser 2011-3795, Cl EB
2.500%, 10/15/2039	6	5
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	156	7
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	193	8
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	259	5
FHLMC REMIC, Ser 2012-4083, Cl DI, IO
4.000%, 07/15/2027	124	6
FHLMC REMIC, Ser 2012-4114, Cl MB
3.000%, 10/15/2032	3,000	2,737
FHLMC REMIC, Ser 2012-4117, Cl P
1.250%, 07/15/2042	1,555	1,352

SEI Daily Income Trust / Quarterly Report / October 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2022

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2012-4142, Cl PT
1.250%, 12/15/2027	$1,309	$1,220
FHLMC REMIC, Ser 2012-4146, Cl AB
1.125%, 12/15/2027	1,424	1,325
FHLMC REMIC, Ser 2013-4170, Cl QI, IO
3.000%, 05/15/2032	361	12
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	354	15
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	230	10
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	393	37
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	218	10
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2028	610	34
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	344	16
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	195	9
FHLMC REMIC, Ser 2013-4223, Cl AL
3.000%, 08/15/2042	1,021	955
FHLMC REMIC, Ser 2013-4247, Cl LA
3.000%, 03/15/2043	2,094	1,859
FHLMC REMIC, Ser 2014-4340, Cl MI, IO
4.500%, 02/15/2027	1,067	52
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	2,768	2,631
FHLMC REMIC, Ser 2015-4471, Cl GA
3.000%, 02/15/2044	1,182	1,091
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	487	44
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	573	94
FHLMC REMIC, Ser 2017-4650, Cl LP
3.000%, 09/15/2045	526	485
FHLMC REMIC, Ser 2017-4709, Cl AB
3.000%, 08/15/2047	682	621
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	701	152
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	2,231	348
FHLMC REMIC, Ser 2020-5018, Cl LW
1.000%, 10/25/2040	1,461	1,147
FHLMC REMIC, Ser 2020-5048, Cl A
1.000%, 06/15/2044	4,337	3,923
FHLMC REMIC, Ser 2021-5170, Cl DP
2.000%, 07/25/2050	2,630	2,201
FHLMC Structured Pass-Through Certificates, Ser 2002-42, Cl A5
7.500%, 02/25/2042	197	200

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	$812	$43
FHLMC, Ser 2013-303, Cl C16, IO
3.500%, 01/15/2043	1,889	306
FHLMC, Ser 2022-386, Cl C14, IO
2.500%, 03/15/2052	4,424	658
FNMA
7.000%, 06/01/2037	2	2
6.500%, 05/01/2026 to 01/01/2036	54	56
6.000%, 02/01/2023 to 09/01/2024	26	26
5.500%, 01/01/2024 to 06/01/2038	123	127
4.500%, 04/01/2026 to 08/01/2044	3,813	3,707
4.045%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.045%, 05/01/2028(B)	1	1
4.000%, 05/01/2026 to 04/01/2042	3,877	3,744
3.850%, 01/01/2024	519	511
3.534%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.248%, 08/01/2029(B)	51	51
3.493%, ICE LIBOR USD 1 Month + 0.350%, 01/01/2023(B)	626	624
3.016%, ICE LIBOR USD 6 Month + 1.837%, 09/01/2024(B)	35	35
2.960%, 01/01/2027	1,165	1,087
2.543%, ICE LIBOR USD 6 Month + 1.599%, 08/01/2027(B)	13	13
2.050%, 11/01/2023	1,167	1,130
2.022%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.520%, 12/01/2029(B)	9	9
FNMA Interest, Ser 2009-397, Cl 6
2.000%, 09/25/2039	845	743
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	382	15
FNMA Interest, Ser 2013-418, Cl C16, IO
4.500%, 08/25/2043	2,124	414
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/2023	–	–
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/2023	–	–
FNMA REMIC, Ser 1994-77, Cl FB
5.086%, ICE LIBOR USD 1 Month + 1.500%, 04/25/2024(B)	–	–
FNMA REMIC, Ser 2002-53, Cl FK
3.986%, ICE LIBOR USD 1 Month + 0.400%, 04/25/2032(B)	42	41
FNMA REMIC, Ser 2006-76, Cl QF
3.986%, ICE LIBOR USD 1 Month + 0.400%, 08/25/2036(B)	213	210

SEI Daily Income Trust / Quarterly Report / October 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2022

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2006-79, Cl DF
3.936%, ICE LIBOR USD 1 Month + 0.350%, 08/25/2036(B)	$165	$162
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	208	209
FNMA REMIC, Ser 2007-64, Cl FB
3.956%, ICE LIBOR USD 1 Month + 0.370%, 07/25/2037(B)	1,202	1,181
FNMA REMIC, Ser 2008-16, Cl FA
4.286%, ICE LIBOR USD 1 Month + 0.700%, 03/25/2038(B)	563	560
FNMA REMIC, Ser 2009-110, Cl FD
4.336%, ICE LIBOR USD 1 Month + 0.750%, 01/25/2040(B)	2,598	2,593
FNMA REMIC, Ser 2009-112, Cl FM
4.336%, ICE LIBOR USD 1 Month + 0.750%, 01/25/2040(B)	1,680	1,677
FNMA REMIC, Ser 2009-82, Cl FD
4.436%, ICE LIBOR USD 1 Month + 0.850%, 10/25/2039(B)	2,202	2,203
FNMA REMIC, Ser 2009-82, Cl FC
4.506%, ICE LIBOR USD 1 Month + 0.920%, 10/25/2039(B)	1,975	1,982
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	596	576
FNMA REMIC, Ser 2010-56, Cl AF
3.634%, ICE LIBOR USD 1 Month + 0.550%, 06/25/2040(B)	1,651	1,627
FNMA REMIC, Ser 2012-103, Cl HB
1.500%, 09/25/2027	1,583	1,481
FNMA REMIC, Ser 2012-111, Cl NI, IO
3.500%, 10/25/2027	521	32
FNMA REMIC, Ser 2012-140, Cl PA
2.000%, 12/25/2042	2,794	2,359
FNMA REMIC, Ser 2012-27, Cl PI, IO
4.500%, 02/25/2042	1,757	169
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	2,268	120
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.529%, 05/25/2042(B)	57	6
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	305	16
FNMA REMIC, Ser 2012-70, Cl IW, IO
3.000%, 02/25/2027	495	15
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	281	14
FNMA REMIC, Ser 2012-97, Cl JI, IO
3.000%, 07/25/2027	701	29
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	1,140	146
FNMA REMIC, Ser 2013-10, Cl YA
1.250%, 02/25/2028	2,095	1,946

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2013-12, Cl P
1.750%, 11/25/2041	$439	$415
FNMA REMIC, Ser 2013-121, Cl FA
3.986%, ICE LIBOR USD 1 Month + 0.400%, 12/25/2043(B)	12,234	12,023
FNMA REMIC, Ser 2013-130, Cl FQ
3.786%, ICE LIBOR USD 1 Month + 0.200%, 06/25/2041(B)	2,189	2,151
FNMA REMIC, Ser 2013-4, Cl CB
1.250%, 02/25/2028	2,260	2,094
FNMA REMIC, Ser 2013-4, Cl JB
1.250%, 02/25/2028	1,304	1,209
FNMA REMIC, Ser 2013-41, Cl A
1.750%, 05/25/2040	37	37
FNMA REMIC, Ser 2013-9, Cl PT
1.250%, 02/25/2028	1,134	1,051
FNMA REMIC, Ser 2013-98, Cl ZA
4.500%, 09/25/2043	6,836	6,513
FNMA REMIC, Ser 2014-50, Cl SC, IO
0.000%, 08/25/2044(B)(C)	1,130	51
FNMA REMIC, Ser 2015-21, Cl WI, IO
0.142%, 04/25/2055(B)	986	32
FNMA REMIC, Ser 2015-41, Cl AG
3.000%, 09/25/2034	735	701
FNMA REMIC, Ser 2015-42, Cl AI, IO
0.330%, 06/25/2055(B)	1,123	46
FNMA REMIC, Ser 2015-5, Cl CP
3.000%, 06/25/2043	1,062	993
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	447	47
FNMA REMIC, Ser 2015-68, Cl JI, IO
3.500%, 08/25/2030	185	13
FNMA REMIC, Ser 2015-75, Cl DB
3.000%, 08/25/2035	1,729	1,612
FNMA REMIC, Ser 2016-25, Cl A
3.000%, 11/25/2042	220	216
FNMA REMIC, Ser 2016-3, Cl IN, IO
6.000%, 02/25/2046	2,689	521
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	269	12
FNMA REMIC, Ser 2016-42, Cl DA
3.000%, 07/25/2045	469	431
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	471	84
FNMA REMIC, Ser 2017-15, Cl BC
3.250%, 11/25/2043	1,996	1,876
FNMA REMIC, Ser 2017-47, Cl AB
2.500%, 10/25/2041	1,915	1,870
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	2,065	390
FNMA REMIC, Ser 2018-12, Cl PK
3.000%, 03/25/2046	11,330	10,698

SEI Daily Income Trust / Quarterly Report / October 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2022

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	$2,578	$2,391
FNMA REMIC, Ser 2020-26, Cl IA, IO
3.500%, 11/25/2039	3,730	370
FNMA REMIC, Ser 2020-26, Cl AI, IO
3.000%, 04/25/2033	2,755	197
FNMA REMIC, Ser 2020-35, Cl AI, IO
3.000%, 06/25/2050	4,320	659
FNMA REMIC, Ser 2020-4, Cl AP
2.500%, 02/25/2050	1,714	1,475
FNMA REMIC, Ser 2020-74, Cl HI, IO
5.500%, 10/25/2050	3,326	712
FNMA REMIC, Ser 2020-85, Cl PI, IO
3.000%, 12/25/2050	4,340	681
FNMA REMIC, Ser 2021-3, Cl NI, IO
2.500%, 02/25/2051	4,962	693
FNMA REMIC, Ser 2022-22, Cl QH
4.500%, 05/25/2052	6,607	6,366
FNMA TBA
4.500% - 5.500%, 11/01/2037 - 12/15/2052	36,457	35,148
2.000% - 3.500%, 09/01/2027 - 11/15/2052	21,885	24,688
FNMA, Ser 2014-M8, Cl A2
3.056%, 06/25/2024(B)	29,826	28,880
FNMA, Ser 2017-M13, Cl FA
3.414%, ICE LIBOR USD 1 Month + 0.400%, 10/25/2024(B)	270	268
FNMA, Ser 2018- M12, Cl FA
3.414%, ICE LIBOR USD 1 Month + 0.400%, 08/25/2025(B)	220	218
FNMA, Ser 2019-M21, Cl X1, IO
1.390%, 05/25/2029(B)	12,750	715
GNMA
6.500%, 12/15/2037 to 02/20/2039	97	101
6.000%, 02/15/2029 to 06/15/2041	468	489
5.500%, 10/15/2034 to 02/15/2041	995	1,046
5.000%, 09/15/2039 to 04/15/2041	546	548
4.000%, 07/15/2041 to 08/15/2041	57	53
3.500%, 06/20/2046	1,914	1,745
GNMA, Ser 2003-86, Cl ZD
5.500%, 10/20/2033	2,148	2,170
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	1,382	309
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	654	143
GNMA, Ser 2010-68, Cl WA
3.000%, 12/16/2039	1,086	1,041
GNMA, Ser 2011-131, Cl PC
3.500%, 12/20/2040	21	21
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	1,957	299

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2012-36, Cl AB
3.000%, 10/20/2040	$331	$321
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	238	11
GNMA, Ser 2012-84, Cl TE
1.500%, 03/20/2042	1,573	1,417
GNMA, Ser 2013-129, Cl AF
3.889%, ICE LIBOR USD 1 Month + 0.400%, 10/20/2039(B)	3,312	3,279
GNMA, Ser 2013-166, Cl DA
3.500%, 06/20/2040	357	345
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	373	48
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	366	70
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	336	17
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	156	29
GNMA, Ser 2014-55, Cl LB
2.500%, 10/20/2040	197	186
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	1,010	912
GNMA, Ser 2015-119, Cl ND
2.500%, 12/20/2044	1,887	1,730
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	78	3
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	133	6
GNMA, Ser 2015-132, Cl EI, IO
6.000%, 09/20/2045	1,061	231
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	824	109
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	128	20
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	318	8
GNMA, Ser 2015-40, Cl PA
2.000%, 04/20/2044	1,107	1,045
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	616	117
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	323	16
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	1,039	189
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	830	49
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	978	198
GNMA, Ser 2016-49, Cl PI, IO
4.500%, 11/16/2045	1,360	246

SEI Daily Income Trust / Quarterly Report / October 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2022

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	$1,248	$52
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	1,094	171
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	236	48
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	297	64
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	1,048	185
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	658	120
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	1,248	244
GNMA, Ser 2017-95, Cl PG
2.500%, 12/20/2045	602	549
GNMA, Ser 2018-127, Cl PB
3.000%, 09/20/2047	1,747	1,620
GNMA, Ser 2018-72, Cl ID, IO
4.500%, 08/20/2045	2,802	553
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	1,670	238
GNMA, Ser 2019-5, Cl JI, IO
5.000%, 07/16/2044	2,777	479
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	2,192	449
GNMA, Ser 2020-47, Cl AC
1.500%, 04/16/2050	4,400	3,469
GNMA, Ser 2022-76, Cl GA
4.000%, 03/20/2052	6,509	6,208

		296,011
Non-Agency Mortgage-Backed Obligations — 3.4%
Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl MA
3.000%, 05/25/2057	4,193	3,898
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.500%, 08/25/2057(B)	2,378	2,256
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	5,540	5,135
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	743	666
Seasoned Credit Risk Transfer Trust, Ser 2021-2, Cl TT
2.000%, 11/25/2060	10,112	9,055

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust, Ser 2021-3, Cl TT
2.000%, 03/25/2061	$1,680	$1,498

		22,508
Total Mortgage-Backed Securities
(Cost $337,865) ($ Thousands)		318,519

REPURCHASE AGREEMENTS — 2.2%
BNP Paribas
3.030%, dated 10/31/2022 to be repurchased on 11/01/2022, repurchase price $2,900,244 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $1,527,106, 1.500% - 5.500%, 07/20/2032 – 09/01/2052; with total market value $2,958,00) (D)	2,900	2,900
Deutsche Bank
3.000%, dated 10/31/2022 to be repurchased on 11/01/2022, repurchase price $11,800,983 (collateralized by a U.S. Government obligation, par value $17,447,084, 2.500%, 02/01/2051; with total market value $12,036,000) (D)	11,800	11,800

Total Repurchase Agreements
(Cost $14,700) ($ Thousands)		14,700

Total Investments in Securities — 105.4%
(Cost $727,722) ($ Thousands)		$693,401

SEI Daily Income Trust / Quarterly Report / October 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2022

Short-Duration Government Fund (Concluded)

A list of the open futures contracts held by the Fund at October 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	659	Dec-2022	$137,275	$134,688	$(2,587)

Short Contracts
U.S. 5-Year Treasury Note	(87)	Dec-2022	$(9,374)	$(9,274)	$100
U.S. 10-Year Treasury Note	(328)	Dec-2022	(36,299)	(36,275)	24
Ultra 10-Year U.S. Treasury Note	(94)	Dec-2022	(11,844)	(10,902)	942
			(57,517)	(56,451)	1,066
			$79,758	$78,237	$(1,521)

Percentages are based on Net Assets of $657,753 ($ Thousands).
(A)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	No interest rate available.
(D)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	360,182	–	360,182
Mortgage-Backed Securities	–	318,519	–	318,519
Repurchase Agreements	–	14,700	–	14,700
Total Investments in Securities	–	693,401	–	693,401

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,066	–	–	1,066
Unrealized Depreciation	(2,587)	–	–	(2,587)
Total Other Financial Instruments	(1,521)	–	–	(1,521)

*	Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2022

GNMA Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 98.5%
Agency Mortgage-Backed Obligations — 98.1%
FHLMC Multifamily Structured Pass-Through Certificates, Cl X1, IO
1.697%, 04/25/2030(A)	$1,146	$107
1.425%, 07/25/2030(A)	1,320	107
0.959%, 09/25/2030(A)	1,517	86
0.774%, 12/25/2030(A)	2,320	108
0.748%, 06/25/2027(A)	1,630	45
0.638%, 10/25/2026(A)	2,142	41
0.584%, 01/25/2031(A)	2,991	108
0.517%, 03/25/2031(A)	1,341	44
0.472%, 02/25/2036(A)	603	25
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	104	5
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	129	5
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	167	3
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/2041	140	7
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	234	10
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	159	7
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	151	7
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	224	11
FHLMC REMIC, Ser 2013-4247, Cl LA
3.000%, 03/15/2043	274	244
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	306	27
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	117	23
FHLMC REMIC, Ser 2016-4636, Cl BI, IO
5.500%, 05/15/2040	200	42
FHLMC REMIC, Ser 2017-4731, Cl LB
3.000%, 11/15/2047	167	126
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	208	32
FHLMC, Ser 2014-324, Cl C18, IO
4.000%, 12/15/2033	266	32
FNMA
8.000%, 03/01/2027 to 09/01/2028	10	10
7.000%, 08/01/2032 to 09/01/2032	11	11
6.500%, 09/01/2032	19	19
FNMA Interest, Ser 2007-379, Cl 1, PO
0.000%, 05/25/2037(B)	471	377
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	45	2
FNMA Interest, Ser 2012-410, Cl C8, IO
4.000%, 04/25/2032	319	35

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2010-126, Cl NI, IO
5.500%, 11/25/2040	$164	$26
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	37	2
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	194	10
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	112	14
FNMA REMIC, Ser 2014-68, Cl ID, IO
3.500%, 03/25/2034	350	22
FNMA REMIC, Ser 2015-21, Cl WI, IO
0.142%, 04/25/2055(A)	123	4
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	35	2
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	59	11
FNMA REMIC, Ser 2017-110, Cl PB
3.000%, 02/25/2057	79	59
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	164	31
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	262	243
FNMA REMIC, Ser 2018-25, Cl AL
3.500%, 04/25/2048	49	42
FNMA REMIC, Ser 2019-31, Cl CB
3.000%, 07/25/2049	300	249
FNMA REMIC, Ser 2019-9, Cl CL
3.500%, 04/25/2048	652	596
FNMA REMIC, Ser 2020-74, Cl HI, IO
5.500%, 10/25/2050	289	62
FNMA, Ser 2019-M21, Cl X1, IO
1.390%, 05/25/2029(A)	1,178	66
FNMA, Ser 2020-M2, Cl X, IO
0.315%, 01/25/2030(A)	842	10
GNMA
8.000%, 07/15/2026 to 03/15/2032	50	49
7.750%, 10/15/2026	8	8
7.500%, 02/15/2027 to 10/15/2035	40	41
7.250%, 01/15/2028	3	3
6.500%, 10/15/2023 to 10/15/2038	163	170
6.000%, 12/15/2027 to 11/15/2034	117	120
5.000%, 07/20/2035 to 01/20/2045	70	70
4.500%, 08/15/2033 to 08/20/2049	1,859	1,816
4.000%, 03/20/2040 to 09/20/2048	3,465	3,264
4.000%, 01/15/2041(C)	298	283
3.875%, 05/15/2042 to 08/15/2042	712	669
3.500%, 03/20/2041 to 02/20/2049	7,752	7,056
3.000%, 10/15/2042 to 10/20/2051	7,962	7,022
2.500%, 12/15/2046	39	33
2.000%, 11/20/2045 to 03/20/2051	6,627	5,477

SEI Daily Income Trust / Quarterly Report / October 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2022

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA TBA
3.500% - 5.500%, 01/15/2033 - 11/15/2052	$631	$652
2.000% - 3.000%, 07/20/2045 - 11/15/2052	13,872	11,784
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	272	61
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	294	64
GNMA, Ser 2011-131, Cl PZ
3.500%, 12/20/2040	306	300
GNMA, Ser 2012-113, Cl BZ
3.000%, 09/16/2042	210	165
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	239	37
GNMA, Ser 2012-140, Cl LD
1.750%, 10/20/2042	370	323
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	158	8
GNMA, Ser 2012-69, Cl AI, IO
4.500%, 05/16/2027	46	1
GNMA, Ser 2012-91, Cl NC
3.000%, 05/20/2042	271	238
GNMA, Ser 2013-149, Cl LZ
2.500%, 10/20/2043	49	40
GNMA, Ser 2013-169, Cl ZK
2.500%, 11/20/2043	55	44
GNMA, Ser 2013-187, Cl PE
2.000%, 09/20/2043	349	305
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	244	32
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	242	47
GNMA, Ser 2013-79, Cl BZ
3.000%, 05/20/2043	365	304
GNMA, Ser 2013-99, Cl AX
3.000%, 07/20/2043(D)	64	57
GNMA, Ser 2014-119, Cl ZK
3.500%, 08/16/2044	349	309
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	283	18
GNMA, Ser 2014-133, Cl EP
3.500%, 09/20/2044	251	225
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/2029	87	5
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/2026	254	9
GNMA, Ser 2014-72, Cl ML
3.500%, 03/20/2044	332	312
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	393	52

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2015-168, Cl MI, IO
5.500%, 10/20/2037	$336	$63
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	335	53
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	227	14
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	210	5
GNMA, Ser 2015-24, Cl CI, IO
3.500%, 02/20/2045	147	22
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	317	60
GNMA, Ser 2015-62, Cl CI, IO
4.500%, 05/20/2045	159	30
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	241	40
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	216	11
GNMA, Ser 2016-136, Cl A
3.000%, 07/20/2044	550	492
GNMA, Ser 2016-136, Cl PJ
3.500%, 01/20/2046	364	310
GNMA, Ser 2016-161, Cl GI, IO
5.000%, 11/16/2046	134	22
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	269	49
GNMA, Ser 2016-18, Cl TA
2.000%, 10/20/2044	247	212
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	543	32
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	261	53
GNMA, Ser 2016-49, Cl PZ
3.000%, 11/16/2045	236	166
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	512	21
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	371	58
GNMA, Ser 2017-130, Cl IO, IO
4.500%, 02/20/2040	163	29
GNMA, Ser 2017-134, Cl CG
2.500%, 09/20/2047	80	66
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	106	21
GNMA, Ser 2017-163, Cl YA
2.500%, 11/20/2047	225	177
GNMA, Ser 2017-163, Cl BC
2.500%, 11/20/2047	231	184
GNMA, Ser 2017-182, Cl LZ
3.000%, 12/20/2047	144	103
GNMA, Ser 2017-19, Cl AY
3.000%, 02/20/2047	436	366

SEI Daily Income Trust / Quarterly Report / October 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2022

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	$192	$42
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	305	54
GNMA, Ser 2018-1, Cl HB
2.500%, 01/20/2048	228	187
GNMA, Ser 2018-77, Cl JY
3.500%, 06/20/2048	246	220
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	143	20
GNMA, Ser 2020-115, Cl YA
1.000%, 08/20/2050	60	45
GNMA, Ser 2020-138, Cl LE
1.500%, 09/20/2050	177	142
GNMA, Ser 2020-146, Cl YK
1.000%, 10/20/2050	218	163
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	179	37
GNMA, Ser 2020-74, Cl IC, IO
3.000%, 05/20/2035	596	36

		48,233
Non-Agency Mortgage-Backed Obligation — 0.4%
Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MT
3.500%, 10/25/2058	200	179

Total Mortgage-Backed Securities
(Cost $55,152) ($ Thousands)		48,412

REPURCHASE AGREEMENT — 0.6%
BNP Paribas
3.030%, dated 10/31/2022 to be repurchased on 11/01/2022, repurchase price $300,025 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $698,747, 2.000% - 5.000%, 02/01/2031 – 08/01/2052; with total market value $306,000) (E)	300	300
Total Repurchase Agreement
(Cost $300) ($ Thousands)		300

Total Investments in Securities — 99.1%
(Cost $55,452) ($ Thousands)		$48,712

SEI Daily Income Trust / Quarterly Report / October 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2022

GNMA Fund (Concluded)

A list of the open futures contracts held by the Fund at October 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	4	Dec-2022	$835	$818	$(17)
U.S. 5-Year Treasury Note	16	Dec-2022	1,779	1,705	(74)
U.S. 10-Year Treasury Note	10	Dec-2022	1,115	1,107	(8)
U.S. Ultra Long Treasury Bond	1	Dec-2022	148	127	(21)
			3,877	3,757	(120)
Short Contracts
U.S. Long Treasury Bond	(2)	Dec-2022	$(272)	$(241)	$31
			$3,605	$3,516	$(89)

Percentages are based on Net Assets of $49,176 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security.
(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	48,412	–	48,412
Repurchase Agreement	–	300	–	300
Total Investments in Securities	–	48,712	–	48,712

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	31	–	–	31
Unrealized Depreciation	(120)	–	–	(120)
Total Other Financial Instruments	(89)	–	–	(89)

*	Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2022

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Portfolio Abbreviations
ARM — Adjustable Rate Mortgage
Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
ICE — Intercontinental Exchange
IO — Interest Only — face amount represents notional amount
LIBOR— London Interbank Offered Rate
MTN — Medium Term Note
PO — Principal Only
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Secured Overnight Financing Rate Index
TBA — To Be Announced

Currency Abbreviations
USD — U.S. Dollar

SEI Daily Income Trust / Quarterly Report / October 31, 2022